UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    1346049 Ontario Limited
Address: 22 St. Clair Avenue East, 18th Floor
         Toronto, Ontario, Canada  M4T 2S3

13F File Number:  028-11017

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Randall Abramson
Title:     President
Phone:     416-956-9330

Signature, Place, and Date of Signing:

  /s/  Randall Abramson     Toronto, Ontario, Canada     July 17, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    34

Form 13F Information Table Value Total:    $57,024 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABERCROMBIE & FITCH CO         CL A             002896207     3865   113215 SH       DEFINED                     0   113215        0
APACHE CORP                    COM              037411105      574     6530 SH       DEFINED                     0     6530        0
BCE INC                        COM NEW          05534B760      203     4934 SH       DEFINED                     0     4934        0
BERKSHIRE HATHAWAY INC DEL     CL B NEW         084670702     5125    61505 SH       DEFINED                     0    61505        0
BEST BUY INC                   COM              086516101     4923   234880 SH       DEFINED                     0   234880        0
CENTRAL GOLDTRUST              TR UNIT          153546106      385     6360 SH       DEFINED                     0     6360        0
CORNING INC                    COM              219350105      132    10180 SH       DEFINED                     0    10180        0
DELL INC                       COM              24702R101     4392   351065 SH       DEFINED                     0   351065        0
DSW INC                        CL A             23334L102      204     3742 SH       DEFINED                     0     3742        0
GOOGLE INC                     CL A             38259P508     4028     6944 SH       DEFINED                     0     6944        0
HESS CORP                      COM              42809H107      208     4790 SH       DEFINED                     0     4790        0
HEWLETT PACKARD CO             COM              428236103      274    13625 SH       DEFINED                     0    13625        0
IAMGOLD CORP                   COM              450913108      309    26112 SH       DEFINED                     0    26112        0
INTUITIVE SURGICAL INC         COM NEW          46120E602      446      805 SH       DEFINED                     0      805        0
JOHNSON & JOHNSON              COM              478160104      617     9140 SH       DEFINED                     0     9140        0
KKR & CO L P DEL               COM UNITS        48248M102      219    17000 SH       DEFINED                     0    17000        0
METLIFE INC                    COM              59156R108     4830   156575 SH       DEFINED                     0   156575        0
NEW GOLD INC CDA               COM              644535106     1117   117130 SH       DEFINED                     0   117130        0
NII HLDGS INC                  CL B NEW         62913F201     4886   477650 SH       DEFINED                     0   477650        0
NORTHERN DYNASTY MINERALS LT   COM NEW          66510M204      204    87217 SH       DEFINED                     0    87217        0
OCH ZIFF CAP MGMT GROUP        CL A             67551U105     3534   466260 SH       DEFINED                     0   466260        0
OFFICEMAX INC DEL              COM              67622P101     6975  1378450 SH       DEFINED                     0  1378450        0
ORACLE CORP                    COM              68389X105     4858   163580 SH       DEFINED                     0   163580        0
PFIZER INC                     COM              717081103      427    18550 SH       DEFINED                     0    18550        0
POTASH CORP SASK INC           COM              73755L107      505    11550 SH       DEFINED                     0    11550        0
SOUTHWEST AIRLS CO             COM              844741108      102    11070 SH       DEFINED                     0    11070        0
SPDR S&P 500 ETF TR            TR UNIT          78462F103      159  1178200 SH  PUT  DEFINED                     0  1178200        0
STUDENT TRANSN INC             COM              86388A108     1404   210572 SH       DEFINED                     0   210572        0
TALBOTS INC                    COM              874161102       50    20000 SH       DEFINED                     0    20000        0
TARGET CORP                    COM              87612E106      346     5940 SH       DEFINED                     0     5940        0
VALERO ENERGY CORP NEW         COM              91913Y100      266    11000 SH       DEFINED                     0    11000        0
VIRNETX HLDG CORP              COM              92823T108      568    16100 SH       DEFINED                     0    16100        0
WAL-MART STORES INC            COM              931142103      754    10820 SH       DEFINED                     0    10820        0
XEROX CORP                     COM              984121103      135    17200 SH       DEFINED                     0    17200        0